United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09098

                         AMERICAN BEACON MASTER TRUST
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2008

                   Date of reporting period: March 31, 2008

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

								  PAR
                                                                 AMOUNT      VALUE
                                                                --------   ---------
                                                                (DOLLARS IN THOUSANDS)
MEDIUM-TERM NOTES -14.43%
   ABN Amro Bank NV, 4.001%, Due 4/18/2008 ++ # .............    132,050     132,055
   American Honda Finance Corp., 3.066%, Due 5/9/2008 ++ # ..     15,000      15,000
   Bank of America Corp., 3.525%, Due 5/5/2008 ++ ...........     32,000      32,014
   Bank of New York Mellon Corp., 2.775%, Due 6/16/2008 ++ ..     17,645      17,645
   Bank of Scotland plc, 3.998%, Due 7/17/2008 ++ # .........    125,800     125,810
   Berkshire Hathaway Finance Corp., 3.13%, Due 5/16/2008 ++      23,750      23,753
   Citigroup, Inc., 3.162%, Due 5/2/2008 ++ .................    199,700     199,714
   Credit Suisse USA, Inc., 3.186%, Due 6/2/2008 ++ .........     27,303      27,309
   General Electric Capital Corp.,
      4.318%, Due 4/15/2008 ++ ..............................     65,000      65,002
      3.12%, Due 5/19/2008 ++ ...............................     20,000      20,002
   HSBC Finance Corp., 3.07%, Due 5/21/2008 ++ ..............    162,770     162,775
   JPMorgan Chase & Co., 3.95%, Due 4/1/2008 ++ .............     48,000      48,000
   Merrill Lynch & Co., Inc., 2.90%, Due 6/16/2008 ++ .......     93,350      93,375
   Royal Bank of Scotland plc,
      4.453%, Due 4/11/2008 ++ # ............................    435,500     435,505
      3.904%, Due 4/21/2008 ++ # ............................     50,000      50,001
      2.609%, Due 8/20/2008 ++ # ............................    150,000     150,000
   Toyota Motor Credit Corp.,
      4.248%, Due 4/15/2008 ++ ..............................    100,000     100,001
      2.77%, Due 6/17/2008 ++ ...............................     24,000      24,001
      4.616%, Due 7/7/2008 ++ ...............................     60,500      60,502
   Wells Fargo & Co., 2.898%, Due 8/14/2008 ++ ..............    150,000     150,000
                                                                           ---------
   TOTAL MEDIUM-TERM NOTES ..................................              1,932,464
                                                                           ---------
PROMISSORY NOTES - 3.36%
   Goldman Sachs Group, Inc., 3.08%, Due 5/9/2008 ++ ........    450,000     450,000
                                                                           ---------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 28.24%
   Bank of America, NA, 3.331%, Due 7/25/2008 ++ ............     18,300      18,302
   Barclays Bank plc, 2.85%, Due 6/11/2008 ..................    300,000     300,000
   BNP Paribas N.Y.,
      3.05%, Due 5/29/2008 ..................................     50,000      50,000
      2.85%, Due 6/10/2008 ..................................     45,800      45,796
      2.67%, Due 6/25/2008 ..................................    200,000     200,000
      2.89%, Due 8/15/2008 ..................................    100,000     100,000
      3.01%, Due 8/29/2008 ..................................     50,000      50,000
   Commonwealth Bank of Australia,
      3.85%, Due 4/23/2008 ..................................    100,000     100,000
      3.02%, Due 5/30/2008 ..................................    200,000     200,000
   Deutsche Bank N.Y., 2.579%, Due 6/19/2008 ++ .............    280,000     280,019
   Dexia Credit Local S.A., 3.08%, Due 5/30/2008 ............    250,000     250,000
   HSBC Bank USA, 3.294%, Due 7/28/2008 ++ ..................     71,000      71,018

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

                                                                           PAR
                                                                         AMOUNT       VALUE
                                                                       ----------   ---------
                                                                       (DOLLARS IN THOUSANDS)
   Lloyds Bank N.Y.,
      4.32%, Due 4/10/2008 .........................................   $  100,000   $ 100,019
      3.10%, Due 4/28/2008 .........................................      125,000     125,000
      3.00%, Due 5/9/2008 ..........................................      150,000     150,000
      2.98%, Due 6/4/2008 ..........................................      300,000     300,000
   Nordea Bank Finland N.Y., 3.028%, Due 5/28/2008 ++ ..............       27,500      27,497
   Rabobank Nederland N.Y., 3.00%, Due 5/5/2008 ....................       60,000      59,995
   Royal Bank of Canada N.Y., 2.73%, Due 6/30/2008 .................      200,000     200,000
   Suntrust Bank, 4.809%, Due 4/2/2008 ++ ..........................       53,020      53,020
   Svenska Handelsbanken AB, 3.00%, Due 5/27/2008 ..................      250,000     250,000
   Toronto Dominion Bank N.Y.,
      3.10%, Due 4/30/2008 .........................................      100,000     100,000
      3.12%, Due 4/30/2008 .........................................      100,000     100,000
      2.65%, Due 6/25/2008 .........................................      200,000     200,000
      2.85%, Due 8/29/2008 .........................................      200,000     200,000
   UBS AG, 4.44%, Due 4/8/2008 .....................................      200,000     200,000
   Wachovia Bank, 2.592%, Due 6/20/2008 ++ .........................       50,000      50,009
                                                                                    ---------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ....................                3,780,675
                                                                                    ---------
COMMERCIAL PAPER - 32.65%
   Falcon Asset Securitization LLC,
      3.32%, Due 4/4/2008 ..........................................       75,254      75,233
      3.00%, Due 4/18/2008 .........................................       50,000      49,929
   Fountain Square Commercial Funding Corp., 3.75%, Due 4/1/2008 ...      300,000     300,000
   Gemini Securitization Corp. LLC,
      3.325%, Due 4/1/2008 .........................................      175,540     175,540
      3.30%, Due 4/9/2008 ..........................................       56,250      56,209
      3.05%, Due 4/16/2008 .........................................      100,000      99,873
      3.175%, Due 4/21/2008 ........................................      125,630     125,408
   General Electric Capital Corp.,
      2.98%, Due 5/16/2008 .........................................      250,000     249,069
      2.78%, Due 7/11/2008 .........................................      175,000     173,635
      2.76%, Due 7/15/2008 .........................................       50,000      49,597
      2.72%, Due 7/30/2008 .........................................       50,000      49,547
      2.78%, Due 7/31/2008 .........................................       50,000      49,533
      2.86%, Due 8/15/2008 .........................................      100,000      98,920
   ING (US) Funding LLC,
      4.41%, Due 4/8/2008 ..........................................       30,000      29,974
      4.41%, Due 4/9/2008 ..........................................       50,000      49,951
      2.97%, Due 5/27/2008 .........................................       75,000      74,653
      2.975%, Due 5/30/2008 ........................................       95,000      94,537
      2.925%, Due 6/23/2008 ........................................      122,700     121,873
   Jupiter Securitization LLC,
      3.10%, Due 4/10/2008 .........................................       41,296      41,264
      3.10%, Due 4/11/2008 .........................................       50,000      49,957

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

                                                             PAR
                                                            AMOUNT         VALUE
                                                         ------------   ----------
                                                           (DOLLARS IN THOUSANDS)
   Kitty Hawk Funding Corp., 2.63%, Due 5/23/2008 ....   $    100,000   $   99,620
   Long Lane Master Trust IV,
      3.17%, Due 4/11/2008 ...........................         38,930       38,896
      3.16%, Due 4/17/2008 ...........................        100,403      100,262
      2.85%, Due 4/22/2008 ...........................         15,239       15,214
      3.12%, Due 5/23/2008 ...........................        150,000      149,324
   Nordea Bank Finland N.Y., 4.40%, Due 4/2/2008 .....        127,160      127,144
   Old Line Funding LLC,
      3.30%, Due 4/11/2008 ...........................         50,000       49,954
      3.00%, Due 5/9/2008 ............................        100,000       99,683
   Park Avenue Receivables Co. LLC,
      3.10%, Due 4/10/2008 ...........................        118,750      118,658
      3.10%, Due 4/11/2008 ...........................         26,561       26,538
   Rabobank USA Financial Co., 2.955%,
      Due 5/12/2008 ..................................         50,000       49,832
   Ranger Funding Co. LLC, 3.12%, Due 4/10/2008 ......        100,000       99,922
   Royal Bank of Canada N.Y., 2.70%, Due 6/5/2008 ....         77,590       77,212
   Sheffield Receivables Corp.,
      3.01%, Due 4/15/2008 ...........................         30,000       29,965
      3.15%, Due 4/17/2008 ...........................         62,000       61,913
   Ticonderoga Funding LLC,
      3.16%, Due 4/9/2008 ............................         24,008       23,991
      3.20%, Due 4/25/2008 ...........................        103,804      103,583
      3.03%, Due 5/1/2008 ............................         25,000       24,937
   Toyota Motor Credit Corp.,
      4.21%, Due 6/30/2008 ...........................        200,000      197,895
      2.92%, Due 7/3/2008 ............................         50,000       49,623
      2.76%, Due 8/21/2008 ...........................         75,000       74,183
      2.76%, Due 8/22/2008 ...........................        275,000      271,985
   Variable Funding Capital Co. LLC,
      3.18%, Due 4/7/2008 ............................         50,000       49,973
      3.21%, Due 4/9/2008 ............................        100,000       99,929
      3.18%, Due 4/22/2008 ...........................        200,000      199,629
      3.04%, Due 5/2/2008 ............................         50,000       49,869
   Windmill Funding Corp., 3.13%, Due 4/11/2008 ......         68,000       67,941
                                                                        ----------
   TOTAL COMMERCIAL PAPER ............................                   4,372,377
                                                                        ----------
TIME DEPOSITS - 2.17%
   Danske Bank, 3.188%, Due 4/1/2008 .................        200,000      200,000
   Societe Generale, 2.375%, Due 4/1/2008 ............         90,000       90,000
                                                                        ----------
   TOTAL TIME DEPOSITS ...............................                     290,000
                                                                        ----------

                                                            SHARES
                                                         ------------
SHORT TERM INVESTMENTS - 9.82%
   BlackRock Temp Fund ...............................    660,474,599      660,475

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

                                                            SHARES         VALUE
                                                         ------------   ----------
							   (DOLLARS IN THOUSANDS)
   Dreyfus Institutional Cash Advantage Fund .........    654,724,081   $  654,724
                                                                        ----------
   TOTAL SHORT TERM INVESTMENTS                                          1,315,199
                                                                        ----------

                                                          PAR AMOUNT
                                                         ------------

REPURCHASE AGREEMENTS - 12.07%
   Bank of America, NA, 3.18%, Due 4/1/2008 (Held at
      Bank of New York, Collateralized by Mortgage
      Loan Obligations valued at $631,300,
      2/23/2036) .....................................   $    590,000       590,000

   Citigroup, Inc., 3.18%, Due 4/1/2008 (Held at Chase
      NYC, Collateralized by Mortgage Loan Obligations
      valued at $490,177, 2/28/2037 - 2/7/2038) ......        440,000       440,000

   Deutsche Bank Securities, Inc., 3.18%, Due 4/1/2008
      (Held at Bank of New York, Collateralized by
      Equity Securities valued at
      $262,500) ......................................        250,000       250,000

   Goldman Sachs Group, Inc., 2.75%, Due 4/1/2008
      (Held at Bank of New York, Collateralized by
      U.S. Government Agency Obligations valued at
      $200,098, 5.0% - 6.0%, 5/1/2034 - 12/1/2037) ...        196,174       196,174

   3.18%, Due 4/1/2008 (Held at Bank of New York,
      Collateralized by Mortgage Loan Obligations
      valued at $144,200, 1/1/2010 - 1/1/2014) .......        140,000       140,000
                                                                        -----------
   TOTAL REPURCHASE AGREEMENTS .......................                    1,616,174
                                                                        -----------
TOTAL INVESTMENTS - 102.74% (COST $13,756,889) .......                  $13,756,889
LIABILITIES, NET OF OTHER ASSETS - (2.74%) ...........                     (367,212)
                                                                        -----------
TOTAL NET ASSETS - 100.00% ...........................                   13,389,677
                                                                        ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $908,371 or 6.78% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

							      PAR
                                                             AMOUNT      VALUE
                                                           ---------   ----------
                                                           (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 25.56%
FEDERAL FARM CREDIT BANK - 0.07%
   2.75%, Due 6/13/2008 ................................         711         707
                                                                       ---------
FEDERAL HOME LOAN BANK - 21.64%
   2.52%, Due 5/30/2008 ................................       9,879       9,838
   2.72%, Due 5/30/2008 ................................      15,250      15,182
   4.08%, Due 5/30/2008 ................................       2,591       2,574
   2.935%, Due 8/15/2008 ++ ............................      35,000      35,008
   2.65%, Due 9/17/2008 ++ .............................      25,000      24,995
   2.64%, Due 12/15/2008 ++ ............................      35,000      35,009
   4.476%, Due 1/5/2009 ++ .............................      35,000      34,998
   4.343%, Due 1/9/2009 ++ .............................      25,000      25,037
   3.161%, Due 1/28/2009 ++ ............................      25,000      24,996
   2.976%, Due 2/11/2009 ++ ............................      25,000      24,995
                                                                       ---------
                                                                         232,632
                                                                       ---------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.25%
   4.55%, Due 4/7/2008 .................................      10,072      10,064
   2.72%, Due 5/19/2008 ................................      25,000      24,909
                                                                       ---------
                                                                          34,973
                                                                       ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.60%
   4.47%, Due 4/9/2008 .................................       4,199       4,195
   2.45%, Due 6/30/2008 ................................       2,300       2,286
                                                                       ---------
                                                                           6,481
                                                                       ---------
 TOTAL U.S. AGENCY OBLIGATIONS                                           274,793
                                                                       ---------

                                                             SHARES
                                                           ----------
SHORT TERM INVESTMENTS - 9.62%
   Dreyfus Government Cash Management Fund .............   52,000,000     52,000
   Goldman Sachs Financial Square Government Fund ......   10,215,451     10,216
   JPMorgan U.S. Government Money Market Fund ..........   10,205,078     10,205
   Morgan Stanley Government Portfolio .................   31,000,000     31,000
                                                                         -------
   TOTAL SHORT TERM INVESTMENTS ........................                 103,421
                                                                         -------

                                                              PAR
                                                             AMOUNT
                                                           ---------
REPURCHASE AGREEMENTS - 64.70%
Banc of America Securities LLC, 2.47%, Due 4/1/2008
   (Held at Bank of New York, Collateralized by U.S.
   Government Agency Obligations valued at $331,500,
   5.0%, 6/1/2035) .....................................   $ 325,000     325,000

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

                                                              PAR
                                                            AMOUNT       VALUE
                                                           ---------   ---------
                                                           (DOLLARS IN THOUSANDS)
Goldman Sachs Group, Inc., 2.75%, Due 4/1/2008
   (Held at Bank of New York, Collateralized by U.S.
   Government Agency Obligations valued at $377,935,
   4.5% - 6.0%, 4/1/2020 - 12/1/2037) ..................   $ 370,524   $  370,524
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS ............................                  695,524
                                                                       ---------
TOTAL INVESTMENTS - 99.88% (COST $1,073,738) ...........               $1,073,738
OTHER ASSETS, NET OF LIABILITIES - 0.12% ...............                    1,254
                                                                       ----------
TOTAL NET ASSETS - 100.00% .............................                1,074,992
                                                                       ==========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date these types of securities reflects the final maturity date.

                            See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


   Security Valuation

    Securites of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Portfolios' net assets as of March 31, 2008 is as follows (in thousands):

                                                  Investments in Securities
                                                -----------------------------
                                                   Money      U.S. Government
Valuation Inputs                                   Market       Money Market
----------------                                -----------   ---------------
Level 1 - Quoted Prices                         $ 1,315,199      $  103,421
Level 2 - Other significant observable inputs    12,441,690         970,317
Level 3 - Significant unobservable inputs                 0               0
                                                -----------      ----------
Total                                           $13,756,889      $1,073,738

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MASTER TRUST

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 29, 2008
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 29, 2008
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 29, 2008
      -----------------